Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

16. Commitments and Contingencies

Lease Commitments

The Group’s lease commitments consist of short-term leases and fixed property management fees under the lease agreements for the Group’s office, staff quarters and other operating related facilities.

As of December 31, 2025, the total amount of such commitments under operating leases was RMB2.4 million, of which RMB1.4 million is within one year and the remaining RMB1.0 million is more than one year and less than two years.

Litigation

As of December 31, 2025, the Group was involved in a pending litigation related to a claim, of which the Company was the stakeholder, concerning suspected fraud involving consumer funds received by the Company in September 2024, the Company received the court final judgment on April 10, 2025 that held to the Company is required to recover and refund the top-up amount of RMB8.4 million. The Group is currently appealing against the final judgement, as of the date of the consolidation financial statements, this outcome has not been finalized. The Company recognized the corresponding liabilities of RMB8.4 million as of December 31 2024 and 2025, respectively. See Note 11 for additional information of such liabilities recorded.

From time to time, the Group is involved in claims and legal proceedings that arise in the ordinary course of business. The Group records a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Group reviews the need for any such liability on a regular basis. See Note 11 for additional information of such liabilities recorded.

Based on currently available information, management does not believe that the ultimate outcome of any unresolved matters, individually and in the aggregate, is reasonably possible to have a material adverse effect on the Group’s financial position, results of operations or cash flows beyond the amounts already reflected in the accompanying financial statements, however, litigation is subject to inherent uncertainties and the Group’s view of these matters may change in the future.

SOUND GROUP INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

(All amounts in thousands, except for share, ADS, per share and per ADS data)